UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    October 9, 2009

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 80

Form 13F information table value total: $139,806,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,672       49,767 SH   SOLE              0   0   49,767
Abbott Labs                    COM      002824 10 0    2,342       47,347 SH   SOLE              0   0   47,347
Adobe Sys Inc	               COM      00724F 10 1      925       28,025 SH   SOLE              0   0   28,025
Amgen Inc.                     COM      031162 10 0    1,975       32,805 SH   SOLE              0   0   32,805
Anadarko Petroleum             COM      032511 10 7      964       15,380 SH   SOLE              0   0   15,380
AT&T Corp                  COM NEW      00206R 10 2    3,120	  115,521 SH   SOLE              0   0  115,521
Auto Data Processing In        COM      053015 10 3    1,771       45,070 SH   SOLE              0   0   45,070
Bank of America Corporation    COM      060505 10 4      750       44,380 SH   SOLE              0   0   44,380
Baxter Intl Inc                COM      071813 10 9    3,226       56,595 SH   SOLE              0   0   56,595
Becton Dickinson & Co          COM      075887 10 9    2,466	   35,358 SH   SOLE              0   0   35,358
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,302          392 SH   SOLE              0   0      392
Boeing Co                      COM      097023 10 5    2,021       37,333 SH   SOLE              0   0   37,333
BP PLC               SPONSORED ADR      110889 40 9    3,183       59,807 SH   SOLE              0   0   59,807
Cadbury Schweppes PLC          ADR      127209 30 2    1,140       22,270 SH   SOLE              0   0   22,270
Chevron Corp New               COM      166764 10 0    3,937       55,902 SH   SOLE              0   0   55,902
Cisco Sys Inc                  COM      17275R 10 2    2,650      142,133 SH   SOLE              0   0  142,133
Citigroup Inc               COM      172967 10 1       84       17,541 SH   SOLE              0   0   17,541
Coca Cola Co                   COM      191216 10 0    2,190       40,790 SH   SOLE              0   0   40,790
ConocoPhillips                 COM      20825C 10 4    1,285       28,470 SH   SOLE              0   0   28,470
Corning Inc                    COM      219350 10 5    1,478       96,549 SH   SOLE              0   0   96,549
Costco Whsl Corp New           COM      22160Q 10 2    2,322       41,195 SH   SOLE              0   0   41,195
Disney Walt Co.                COM      254687 10 6    1,611       58,675 SH   SOLE              0   0   58,675
Dr Pepper Snapple Group        COM      26138E 10 9      574       19,991 SH   SOLE              0   0   19,991
EMC Corp Mass                  COM      268648 10 2    1,672       98,125 SH   SOLE              0   0   98,125
Ebay Inc                       COM      278642 10 3      788       33,400 SH   SOLE              0   0   33,400
Electronic Arts Inc            COM      285512 10 9      445       23,375 SH   SOLE              0   0   23,375
Emerson Elec Co                COM      291011 10 4    2,061       51,423 SH   SOLE              0   0   51,423
Exxon Mobil Corp               COM      30231G 10 2    3,831       55,842 SH   SOLE              0   0   55,842
Frontier Communications        COM      35906A 10 8      539       71,615 SH   SOLE              0   0   71,615
General Electric Co            COM      369604 10 3    2,080      126,727 SH   SOLE              0   0  126,727
Gilead Sciences Inc.           COM      375558 10 3      644       13,850 SH   SOLE              0   0   13,850
Google Inc.                  CL  A      38259P 50 8    2,169        4,375 SH   SOLE              0   0    4,375
Hewlett-Packard Co             COM      428236 10 3    3,867       81,919 SH   SOLE              0   0   81,919
Home Depot Inc                 COM      437076 10 2    1,397       52,461 SH   SOLE              0   0   52,461
Honeywell Int'l.               COM      438516 10 6      614       16,550 SH   SOLE              0   0   16,550
Hubbell Inc                  CL  A      443510 10 2      914       22,575 SH   SOLE              0   0   22,575
Hubbell Inc                  CL  B      443510 20 1      763       18,174 SH   SOLE              0   0   18,174
Hutton Tele Trust              COM      447900 10 1        0       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,717      241,047 SH   SOLE              0   0  241,047
Intl Business Machs            COM      459200 10 1    6,293       52,615 SH   SOLE              0   0   52,615
Intl Game Technolog            COM      459902 10 2      707       32,925 SH   SOLE              0   0   32,925
Intuit Inc.	               COM      461202 10 3      543       19,080 SH   SOLE              0   0   19,080
Johnson & Johnson              COM      478160 10 4    4,088       67,143 SH   SOLE              0   0   67,143
Lilly Eli & Co.                COM      532457 10 8    1,759       53,283 SH   SOLE              0   0   53,283
Masco Corp                     COM      574599 10 6      444       34,394 SH   SOLE              0   0   34,394
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,107       62,082 SH   SOLE              0   0   62,082
Medtronic Inc                  COM      585055 10 6    1,161       31,556 SH   SOLE              0   0   31,556
Merck & Co Inc                 COM      589331 10 7      671       21,217 SH   SOLE              0   0   21,217
Microsoft Corp                 COM      594918 10 4    3,014      117,208 SH   SOLE              0   0  117,208
Motorola Inc                   COM      620076 10 9      362       42,255 SH   SOLE              0   0   42,255
Mueller Water Products        CL A      624758 10 8      239       43,714 SH   SOLE              0   0   43,714
New York Times Co             CL A      650111 10 7       96       11,927 SH   SOLE              0   0   11,927
Nike Inc.                     CL B      654106 10 3    1,805       27,900 SH   SOLE              0   0   27,900
Oracle Corp		       COM      68389X 10 5      803       38,548 SH   SOLE              0   0   38,548
Pentair Inc.                   COM      709631 10 5    1,336       45,260 SH   SOLE              0   0   45,260
Pepsico Inc                    COM      713448 10 8    4,651       79,297 SH   SOLE              0   0   79,297
Pfizer Inc                     COM      717081 10 3    3,203      193,550 SH   SOLE              0   0  193,550
Procter & Gamble Co            COM      742718 10 9    4,037       69,704 SH   SOLE              0   0   69,704
Research In Motion             COM      760975 10 2      995       14,720 SH   SOLE              0   0   14,720
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      366        6,416 SH   SOLE              0   0    6,416
Schlumberger Ltd               COM      806857 10 8    4,099       68,786 SH   SOLE              0   0   68,786
Snap On Inc                    COM      833034 10 1      804       23,140 SH   SOLE              0   0   23,140
Spectra Energy Corp            COM      847560 10 9      894       47,235 SH   SOLE              0   0   47,235
Starbucks Corp                 COM      855244 10 9    1,315       63,725 SH   SOLE              0   0   63,725
Sysco Corp                     COM      871829 10 7    1,891       76,107 SH   SOLE              0   0   76,107
Target Corp                    COM      87612e 10 6    2,700       57,846 SH   SOLE              0   0   58,846
Time Warner Inc                COM      887317 10 5      394       13,718 SH   SOLE              0   0   13,718
Union Pac Corp                 COM      907818 10 8    1,165       19,975 SH   SOLE              0   0   19,975
United Natural Foods Inc       COM      911163 10 3      208        8,700 SH   SOLE              0   0    8,700
United Parcel Service Inc      COM      911312 10 6    2,610       46,225 SH   SOLE              0   0   46,225
Verizon Communications         COM      92343v 10 4    2,032       67,154 SH   SOLE              0   0   67,154
Visa Inc                      CL A      92826C 83 9    1,198       17,335 SH   SOLE              0   0   17,335
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,198       53,285 SH   SOLE              0   0   53,285
Wal Mart Stores Inc            COM      931142 10 3    1,227       25,000 SH   SOLE              0   0   25,000
Walgreen Co.                   COM      931422 10 9    2,570       68,595 SH   SOLE              0   0   68,595
Watts Water Tech Inc.         CL A      942749 10 2    1,133       37,460 SH   SOLE              0   0   37,460
Wyeth                          COM	983024 10 0    1,865       38,401 SH   SOLE              0   0   38,401
Yahoo Inc                      COM      984332 10 6      935       52,525 SH   SOLE              0   0   52,525
Zimmer Hldgs Inc               COM      98956P 10 2    1,399       26,175 SH   SOLE              0   0   26,175
